[LETTERHEAD OF SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP]

                                                                                                 September 22, 2009

Securities and Exchange Commission
Attn: H.R. Hallock, Jr.
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Preliminary Proxy Materials for RMR Asia Pacific Real Estate Fund

Dear Mr. Hallock:

        On behalf of RMR Asia Pacific Real Estate Fund (the "Company"), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a preliminary proxy statement of the Company.

        Should you have any questions or require additional information with respect to the foregoing, please contact me at (212) 735-3406, Kenneth Burdon at (617) 573-4836 or Eric Requenez at (212) 735-3742.

Very truly yours,
/s/ MICHAEL K. HOFFMAN Michael K. Hoffman